FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its cash equivalents, marketable securities and foreign currency derivative instruments at fair value. Cash equivalents and available for sale marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The Company's financial assets measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2013 and 2012, respectively:

	As of December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$40,798	$-	$40,798
Foreign currency derivative contracts	-	264	-	264

Total financial assets	$-	$41,062	$-	$41,062

	As of December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$14,841	$-	$14,841
Foreign currency derivative contracts	-	1,624	-	1,624

Total financial assets	$-	$16,465	$-	$16,465